INVESTMENTS - Fair Value of AFS Securities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	$ 122,278	$ 133,606
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	1,394	1,334
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	22,358	17,537
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,172	1,107
Total fair value of available for sale securities that have been in an unrealized loss position	144,636	151,143
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	2,566	2,441
Mortgage-backed securities - U.S. agency-sponsored
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	23,534	17,816
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	436	141
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	2,236	2,618
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	70	96
Total fair value of available for sale securities that have been in an unrealized loss position	25,770	20,434
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	506	237
Mortgage-backed securities - Prime
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	1	0
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	0	0
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	0	1
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	0	0
Total fair value of available for sale securities that have been in an unrealized loss position	1	1
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	0	0
Mortgage-backed securities - Non-U.S. residential
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	486	2,217
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	0	7
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,276	825
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	7	4
Total fair value of available for sale securities that have been in an unrealized loss position	1,762	3,042
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	7	11
Mortgage-backed securities - Commercial
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	75	291
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	1	3
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	58	55
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	0	1
Total fair value of available for sale securities that have been in an unrealized loss position	133	346
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	1	4
Mortgage-backed securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	24,096	20,324
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	437	151
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	3,570	3,499
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	77	101
Total fair value of available for sale securities that have been in an unrealized loss position	27,666	23,823
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	514	252
U.S. Treasury
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	44,342	59,384
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	445	505
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,335	1,204
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	7	10
Total fair value of available for sale securities that have been in an unrealized loss position	45,677	60,588
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	452	515
Agency obligations
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	6,552	6,716
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	83	30
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	250	196
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	2	7
Total fair value of available for sale securities that have been in an unrealized loss position	6,802	6,912
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	85	37
U.S. Treasury and federal agency securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	50,894	66,100
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	528	535
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,585	1,400
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	9	17
Total fair value of available for sale securities that have been in an unrealized loss position	52,479	67,500
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	537	552
State and municipal securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	1,616	635
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	55	26
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	3,116	4,450
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	702	746
Total fair value of available for sale securities that have been in an unrealized loss position	4,732	5,085
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	757	772
Foreign government
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	38,226	34,053
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	243	371
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	8,973	4,021
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	311	108
Total fair value of available for sale securities that have been in an unrealized loss position	47,199	38,074
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	554	479
Corporate
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	7,011	7,024
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	129	190
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,877	1,919
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	47	101
Total fair value of available for sale securities that have been in an unrealized loss position	8,888	8,943
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	176	291
Asset-backed securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	411	5,311
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	0	58
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	3,213	2,247
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	22	34
Total fair value of available for sale securities that have been in an unrealized loss position	3,624	7,558
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	22	92
Other debt securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	5	27
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	0	0
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	0	0
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	0	0
Total fair value of available for sale securities that have been in an unrealized loss position	5	27
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	0	0
Marketable equity securities AFS
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	19	132
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	2	3
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	24	1
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	4	0
Total fair value of available for sale securities that have been in an unrealized loss position	43	133
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	$ 6	$ 3